Amplify AI Powered Equity ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communication Services - 3.8%
Alphabet, Inc. - Class A	21,697	$3,952,109

Consumer Discretionary - 0.5%
Asbury Automotive Group, Inc.(a)	2,176	495,845

Consumer Discretionary - 14.5%
Abercrombie & Fitch Co. - Class A(a)	9,551	1,698,550
Academy Sports & Outdoors, Inc.	11,258	599,488
Advance Auto Parts, Inc.	11,246	712,209
American Eagle Outfitters, Inc.	44,652	891,254
Aramark	14,752	501,863
AutoNation, Inc.(a)	3,970	632,738
Brunswick Corp./DE	7,344	534,423
Chipotle Mexican Grill, Inc.(a)	8,935	559,778
DraftKings, Inc. - Class A(a)	3,345	127,679
eBay, Inc.	4,254	228,525
Garmin Ltd.	680	110,786
PulteGroup, Inc.	1,628	179,243
Ralph Lauren Corp.	840	147,050
Royal Caribbean Cruises Ltd.(a)	1,003	159,908
Tesla, Inc.(a)	39,543	7,824,769
Toll Brothers, Inc.	941	108,384
Yum! Brands, Inc.	1,993	263,993
		15,280,640

Consumer Staples - 14.9%
BJ's Wholesale Club Holdings, Inc.(a)	2,548	223,816
Celsius Holdings, Inc.(a)	21,995	1,255,695
Costco Wholesale Corp.	5,565	4,730,194
Estee Lauder Cos., Inc. - Class A	1,476	157,047
Lamb Weston Holdings, Inc.	1,513	127,213
PepsiCo, Inc.	19,644	3,239,885
Procter & Gamble Co.	26,834	4,425,463
Target Corp.	9,709	1,437,320
		15,596,633

Energy - 1.5%
Antero Midstream Corp.	18,944	279,234
ChampionX Corp.	10,973	364,413
Devon Energy Corp.	5,849	277,243
EQT Corp.	5,696	210,638
Equitrans Midstream Corp.	16,461	213,664
Williams Cos., Inc.	6,022	255,935
		1,601,127

Financials - 2.4%
Affiliated Managers Group, Inc.	2,810	439,006
Affirm Holdings, Inc.(a)	23,770	718,092
Assurant, Inc.	3,286	546,297
Axis Capital Holdings Ltd.	4,926	348,022
PayPal Holdings, Inc.(a)	5,960	345,859
Robinhood Markets, Inc. - Class A(a)	6,110	138,758
		2,536,034

Health Care - 7.6%
Acadia Healthcare Co., Inc.(a)	4,065	274,550
Agilent Technologies, Inc.	2,413	312,797
Alkermes PLC(a)	17,954	432,691
Apellis Pharmaceuticals, Inc.(a)	10,138	388,894
Bruker Corp.	3,004	191,685
Catalent, Inc.(a)	14,744	829,055
Charles River Laboratories International, Inc.(a)	374	77,261
Eli Lilly and Co.	3,367	3,048,415
Molina Healthcare, Inc.(a)	459	136,461
Natera, Inc.(a)	649	70,280
ResMed, Inc.	944	180,701
Tenet Healthcare Corp.(a)	773	102,832
UnitedHealth Group, Inc.	3,603	1,834,864
Veeva Systems, Inc. - Class A(a)	709	129,754
		8,010,240

Industrials - 10.1%
AAON, Inc.	4,466	389,614
Acuity Brands, Inc.	2,921	705,246
AeroVironment, Inc.(a)	2,908	529,721
AGCO Corp.	7,528	736,841
Air Lease Corp.	5,419	257,565
Alaska Air Group, Inc.(a)	14,947	603,859
Allison Transmission Holdings, Inc.	4,031	305,953
American Airlines Group, Inc.(a)	135,999	1,540,869
API Group Corp.(a)	16,057	604,225
Applied Industrial Technologies, Inc.	2,429	471,226
Armstrong World Industries, Inc.	2,960	335,190
Atkore, Inc.	4,498	606,915
Axon Enterprise, Inc.(a)	356	104,749
AZEK Co., Inc.(a)	15,071	634,941
Beacon Roofing Supply, Inc.(a)	5,892	533,226
Boise Cascade Co.	3,847	458,639
Comfort Systems USA, Inc.	271	82,417
Eaton Corp. PLC	1,353	424,233
EMCOR Group, Inc.	823	300,461
JB Hunt Transport Services, Inc.	5,851	936,160
Woodward, Inc.	407	70,976
		10,633,026

Information Technology - 30.5%(b)
Advanced Micro Devices, Inc.(a)	40,909	6,635,849
Altair Engineering, Inc. - Class A(a)	11,935	1,170,585
Appfolio, Inc. - Class A(a)	1,329	325,034
Apple, Inc.	19,207	4,045,378
AppLovin Corp. - Class A(a)	2,374	197,564
Arrow Electronics, Inc.(a)	7,477	902,923
ASGN, Inc.(a)	3,832	337,867
Atlassian Corp. - Class A(a)	11,561	2,044,910
Avnet, Inc.	7,277	374,693
Axcelis Technologies, Inc.(a)	3,681	523,401
Cloudflare, Inc. - Class A(a)	1,874	155,223
Dell Technologies, Inc. - Class C	2,089	288,094
Elastic NV(a)	646	73,586
First Solar, Inc.(a)	1,278	288,138
HP, Inc.	8,183	286,569
Lattice Semiconductor Corp.(a)	2,461	142,713
Marvell Technology, Inc.	7,459	521,384
MicroStrategy, Inc. - Class A(a)	278	382,939
MongoDB, Inc.(a)	624	155,975
NetApp, Inc.	1,936	249,357
NVIDIA Corp.	50,754	6,270,149
Salesforce, Inc.	9,924	2,551,460
Snowflake, Inc. - Class A(a)	25,484	3,442,634
Twilio, Inc. - Class A(a)	1,900	107,939
Workday, Inc. - Class A(a)	1,792	400,620
Zoom Video Communications, Inc. - Class A(a)	2,592	153,420
		32,028,404

Materials - 7.1%
Albemarle Corp.	1,671	159,614
Alcoa Corp.	34,998	1,392,220
AptarGroup, Inc.	2,791	393,001
Ashland, Inc.	3,151	297,738
ATI, Inc.(a)	12,316	682,922
Axalta Coating Systems, Ltd.(a)	16,393	560,149
Balchem Corp.	1,244	191,514
Berry Global Group, Inc.	14,347	844,321
DuPont de Nemours, Inc.	29,890	2,405,846
LyondellBasell Industries NV - Class A	1,824	174,484
United States Steel Corp.	10,383	392,477
		7,494,286

Utilities - 2.6%
Constellation Energy Corp.	13,540	2,711,656
TOTAL COMMON STOCKS (Cost $100,283,673)		100,340,000

REAL ESTATE INVESTMENT TRUSTS - 4.6%
AGNC Investment Corp.	36,007	343,507
Agree Realty Corp.	6,931	429,306
Equinix, Inc.	5,472	4,140,115
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,913,459)		4,912,928

SHORT-TERM INVESTMENTS - 1.1%
Investments Purchased with Proceeds from Securities Lending - 1.0%
First American Government Obligations Fund - Class X, 4.65%(c)	1,000,691	1,000,691

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(c)	105,324	105,324
TOTAL SHORT-TERM INVESTMENTS (Cost $1,106,015)		1,106,015

TOTAL INVESTMENTS - 101.2% (Cost $106,303,147)		$106,358,943
Liabilities in Excess of Other Assets - (1.2)%		(1,304,510)
TOTAL NET ASSETS - 100.0%		$105,054,433

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify AI Powered Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	100,340,000	–	–	100,340,000
Real Estate Investment Trusts	4,912,928	–	–	4,912,928
Investments Purchased with Proceeds from Securities Lending	1,000,691	–	–	1,000,691
Money Market Funds	105,324	–	–	105,324
Total Investments	106,358,943	–	–	106,358,943

Refer to the Schedule of Investments for additional information.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.